INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
Schedule of inventories

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	105,542	80,853
Raw materials	51,761	31,472
Inventories, net	157,303	112,325

Schedule of inventory written down

	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	3,820	13,182
Addition	11,006	2,898
Reduction	(1,644)	(12,976)
Balance at end of the year	13,182	3,104